SALE OF ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Sale Of Assets
SALE OF ASSETS

NOTE 14 – SALE OF ASSETS

On June 29, 2023, the Company completed a transaction whereby it sold assets related to its Integrated Correctional Automation System (iCAS) business with a single customer. In the fourth quarter of 2022, the Company elected to not renew a support contract due to the limited nature of the business. The transaction was completed with a third-party buyer of which the Company’s then former Chief Financial Officer and now Current Chief Financial Officer is a director. Said then former officer did not participate in the transaction on behalf of the Company.

The assets of the iCAS business were sold for a convertible promissory note with a principal amount of $165,000 with a 10% original issue discount as well as common stock purchase warrants. The note matures in 2 years from the date of sale and is convertible immediately through the later of the maturity date or payment by the borrower of the default amount, as defined in the note, into shares of the buyer’s common stock at a conversion price of $0.003 or 55,000,000 shares. The conversion of the note carries restrictions which include limiting conversion to the extent it would not exceed 4.99% of the common stock outstanding of the buyer. The convertible promissory note is subject to standard anti-dilution provisions.

The common stock purchase warrants are for a total of 55,000,000 common shares of the buyer at an exercise price of $0.01 per share. The warrants are subject to standard anti-dilution provisions. The warrants are not exercisable until on or after six months from the issuance date and no later than on or before the third anniversary of the issuance date. The Company may exercise the warrants at any time after the six-month anniversary of the issuance date on a cashless basis if there is no effective registration statement covering the resale of the Warrant Shares at prevailing market prices by the holder. The exercise of these warrants is subject to beneficial ownership limits of 4.99% which may be increased by the holder up to 9.99% as defined in the warrant. Given that the shares carried no intrinsic value at the time of the transaction and that the overall fair value is de minimis, the Company has not recorded the warrants associated with the transaction.

The original issue discount is being accrued into interest income over the term of the note.

The note receivable was recorded as follows on March 31, 2025:

March 31, 2025
Convertible note receivable	$165,000
Less allowance on note receivable	(163,125)
Less unamortized discount	(1,875)
Convertible note receivable, net	$—

NOTE 18 – SALE OF ASSETS

On June 29, 2023, the Company completed a transaction whereby it sold assets related to its Integrated Correctional Automation System (iCAS) business with a single customer. In the fourth quarter of 2022, the Company elected to not renew a support contract due to the limited nature of the business. The transaction was completed with a third-party buyer of which the Company’s then former Chief Financial Officer and now Current Chief Financial Officer is a director. Said then former officer did not participate in the transaction on behalf of the Company.

The assets of the iCAS business were sold for a convertible promissory note with a principal amount of $165,000 with a 10% original issue discount as well as common stock purchase warrants. The note matures in 2 years from the date of sale and is convertible immediately through the later of the maturity date or payment by the borrower of the default amount, as defined in the note, into shares of the buyer’s common stock at a conversion price of $0.003 or 55,000,000 shares. The conversion of the note carries restrictions which include limiting conversion to the extent it would not exceed 4.99% of the common stock outstanding of the buyer. The convertible promissory note is subject to standard anti-dilution provisions.

The common stock purchase warrants are for a total of 55,000,000 common shares of the buyer at an exercise price of $0.01 per share. The warrants are subject to standard anti-dilution provisions. The warrants are not exercisable until on or after six months from the issuance date and no later than on or before the third anniversary of the issuance date. The Company may exercise the warrants at any time after the six-month anniversary of the issuance date on a cashless basis if there is no effective registration statement covering the resale of the Warrant Shares at prevailing market prices by the holder. The exercise of these warrants is subject to beneficial ownership limits of 4.99% which may be increased by the holder up to 9.99% as defined in the warrant. Given that the shares carried no intrinsic value at the time of the transaction and that the overall fair value is de minimis, the Company has not recorded the warrants associated with the transaction.

The Company recognized a gain on sale of assets of $150,000, which is included in other income.

The original issue discount is being accrued into interest income over the term of the note.

The Company regularly assesses the collectability of its outstanding note receivable and establishes an allowance for credit losses based on historical collection trends, the financial condition of counterparties, and current market conditions. In the year ended December 31, 2024, the Company recorded an allowance in the amount of $161,250 against the note receivable to reflect management’s estimate of the portion of the balance that may not be collectible. This allowance is recorded as a reduction to note receivable on the consolidated balance sheet and as a charge to bad debt expense in the consolidated statement of operations. The Company will cease accrual of interest income on this note prospectively.

The note receivable was recorded as follows on December 31, 2024:

December 31, 2024
Convertible note receivable	$165,000
Less allowance on note receivable	(161,250)
Less unamortized discount	(3,750)
Convertible note receivable, net	$—